Investment in associates (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Summary of Financial Information Related to Interests in Associates
The following table illustrates the financial information of the Group’s associates that are immaterial:

	2019	2018	2017
	€	€	€
Share of the associates’ profit for the year	363	272	254

Aggregate carrying amount of the Group’s investment in associates	1,491	587	93